Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Components of the Benefit of (Provision for) Income Taxes	Significant components of the provision for income taxes are as follows:
	For the six months ended June 30, 2023	For the six months ended June 30, 2024	For the six months ended June 30, 2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current	(42,705)	(457,941)	(64,256)
Deferred	-	(932,125)	(130,792)
Provision for income taxes	(42,705)	(1,390,066)	(195,048)

Schedule of Components of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and liabilities were as follows:
	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for credit losses	987,848	55,723	7,819
Net operating loss carry forwards	19,352,270	-	-
Less: valuation allowance	(19,352,270)	-	-
Deferred tax assets, net	987,848	55,723	7,819
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	-	-	-
Total deferred tax liabilities, net	-	-	-

Schedule of Taxes Payable	Taxes payable consisted of the following:
	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
VAT taxes payable	396,457	563,066	79,007
Income taxes payable	5,024,623	4,986,466	699,678
Other taxes payable*	2,009,768	1,996,751	280,175
Totals	7,430,848	7,546,283	1,058,860
*	Other taxes payable includes deed tax payable, individual income tax payable and city maintenance and construction tax payable.